Long-term debt and interest and other costs (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consists of the following:

Year ended December 31 (€, in millions)	2019	2020
€500 million 0.625% senior notes issued July 2016 and principal due July 7th 2022 interest annually payable on July 7th, carrying amount	499.5	501.5
€750 million 3.375% senior notes issued September 2013 and principal due September 19th 2023 interest annually payable on September 19th, carrying amount	813.3	802.1
€1000 million 1.375% senior notes issued July 2016 and principal due July 7th 2026 interest annually payable on July 7th, carrying amount	1,007.0	1,028.0
€750 million 1.625% senior notes issued November 2016 and principal due May 28th 2027 interest annually payable on May 28th, carrying amount	778.3	795.4
€750 million 0.250% senior notes issued February 2020 and principal due February 25th 2030 interest annually payable on February 25th, carrying amount	—	740.7
€750 million 0.625% senior notes Issued May 2020 and principal due May 7th 2029 interest annually payable on May 7th, carrying amount	—	746.8
Debt acquired through the Berliner Glas business combination	—	55.5
Other	10.2	8.2
Long-term debt	3,108.3	4,678.2
Less: current portion of long-term debt	—	15.4
Non-current portion of long-term debt	3,108.3	4,662.8

Principal Repayments and Other Borrowing Arrangements
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2020:

€, in millions	Amount
2021	15.4
2022	512.0
2023	761.1
2024	7.4
2025	2.7
Thereafter	3,265.0
Long-term debt	4,563.6
Less: current portion of long-term debt	15.4
Non-current portion of long-term debt	4,548.2

Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

Year ended December 31 (€, in millions)	2019	2020
Amortized cost amount	2,983.2	4,474.1
Fair value interest rate swaps [1]	114.9	140.4
Carrying amount	3,098.1	4,614.5
1.The fair value of the interest rate swaps excludes accrued interest.
Estimated Fair Value of Eurobonds
The following table summarizes the estimated fair value of our Eurobonds:

Year ended December 31 (€, in millions)	2019	2020
Principal amount	3,000.0	4,500.0
Carrying amount	3,098.1	4,614.5
Fair value [1]	3,247.7	4,798.8
1.Source: Bloomberg Finance LP.